UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP

GROWTH FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 19.8%
Hotels, Restaurants & Leisure - 4.0%
Bally Technologies Inc.	1,850	$75,720	*
Penn National Gaming Inc.	1,260	45,020	*

Total Hotels, Restaurants & Leisure		120,740

Household Durables - 1.9%
Mohawk Industries Inc.	1,070	59,439	*

Specialty Retail - 13.9%
Advance Auto Parts Inc.	1,130	72,252
Bed Bath & Beyond Inc.	1,310	62,880	*
Hibbett Sports Inc.	2,170	69,483	*
Jos. A. Bank Clothiers Inc.	1,520	64,950	*
Ross Stores Inc.	1,310	85,412
Urban Outfitters Inc.	2,090	70,684	*

Total Specialty Retail		425,661

TOTAL CONSUMER DISCRETIONARY		605,840

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
Casey’s General Stores Inc.	1,130	48,014

ENERGY - 5.9%
Energy Equipment & Services - 4.2%
Complete Production Services Inc.	2,150	60,071	*
Oceaneering International Inc.	880	67,963	*

Total Energy Equipment & Services		128,034

Oil, Gas & Consumable Fuels - 1.7%
Peabody Energy Corp.	820	52,004

TOTAL ENERGY		180,038

FINANCIALS - 9.2%
Capital Markets - 5.5%
Invesco Ltd.	2,300	56,902
Och-Ziff Capital Management Group	3,740	60,065
TD Ameritrade Holding Corp.	2,470	50,437

Total Capital Markets		167,404

Commercial Banks - 1.6%
Signature Bank	960	50,150	*

Real Estate Management & Development - 2.1%
Jones Lang LaSalle Inc.	720	63,821

TOTAL FINANCIALS		281,375

HEALTH CARE - 15.2%
Biotechnology - 7.0%
Acorda Therapeutics Inc.	1,560	34,242	*
Alexion Pharmaceuticals Inc.	910	76,276	*
Onyx Pharmaceuticals Inc.	1,540	54,339	*
Regeneron Pharmaceuticals Inc.	1,430	48,162	*

Total Biotechnology		213,019

Health Care Providers & Services - 2.4%
Mednax Inc.	1,110	73,427	*

Life Sciences Tools & Services - 2.3%
Mettler-Toledo International Inc.	480	71,611	*

Pharmaceuticals - 3.5%
Auxilium Pharmaceuticals Inc.	2,100	47,649	*
Shire PLC, ADR	750	59,483

Total Pharmaceuticals		107,132

TOTAL HEALTH CARE		465,189

INDUSTRIALS - 17.1%
Construction & Engineering - 5.8%
Aecom Technology Corp.	1,800	52,686	*
Quanta Services Inc.	2,360	56,003	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Construction & Engineering
Shaw Group Inc.	1,790	$67,608	*

Total Construction & Engineering		176,297

Electrical Equipment - 4.3%
EnerSys	2,070	67,938	*
Thomas & Betts Corp.	1,260	64,751	*

Total Electrical Equipment		132,689

Machinery - 4.5%
IDEX Corp.	1,890	74,957
Parker Hannifin Corp.	720	64,375

Total Machinery		139,332

Trading Companies & Distributors - 2.5%
MSC Industrial Direct Co. Inc., Class A Shares	1,300	77,259

TOTAL INDUSTRIALS		525,577

INFORMATION TECHNOLOGY - 19.7%
Internet Software & Services - 6.7%
Baidu.com Inc., ADR	670	72,782	*
comScore Inc.	2,790	66,848	*
Taleo Corp., Class A Shares	2,270	66,874	*

Total Internet Software & Services		206,504

Semiconductors & Semiconductor Equipment - 3.9%
Cymer Inc.	1,430	69,484	*
LSI Corp.	8,070	49,953	*

Total Semiconductors & Semiconductor Equipment		119,437

Software - 9.1%
Amdocs Ltd.	2,010	58,571	*
Blackboard Inc.	2,030	78,886	*
Check Point Software Technologies Ltd.	1,580	70,389	*
Citrix Systems Inc.	1,120	70,762	*

Total Software		278,608

TOTAL INFORMATION TECHNOLOGY		604,549

MATERIALS - 6.1%
Chemicals - 4.1%
Rockwood Holdings Inc.	1,550	62,914	*
Solutia Inc.	2,650	62,063	*

Total Chemicals		124,977

Containers & Packaging - 2.0%
Crown Holdings Inc.	1,830	61,049	*

TOTAL MATERIALS		186,026

TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
SBA Communications Corp., Class A Shares	1,730	70,584	*

UTILITIES - 1.6%
Electric Utilities - 1.6%
ITC Holdings Corp.	770	50,589

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,530,277)		3,017,781

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $51,000; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $52,022) (Cost - $51,000)	0.220%	2/1/11	$51,000	$51,000

TOTAL INVESTMENTS - 100.2% (Cost - $2,581,277#)				3,068,781
Liabilities in Excess of Other Assets - (0.2)%				(6,166)

TOTAL NET ASSETS - 100.0%				$3,062,615

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,017,781	—	—	$3,017,781

Short-term investments†	—	$51,000	—	51,000

Total investments	$3,017,781	$51,000	—	$3,068,781

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$509,504
Gross unrealized depreciation	(22,000)

Net unrealized appreciation	$487,504

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 22, 2011